Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000106438 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R6
Trading Symbol	JBAWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 6,613,213,996
Holdings Count | Holding	1,127
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067865 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R5
Trading Symbol	JBAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 6,613,213,996
Holdings Count | Holding	1,127
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067864 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R4
Trading Symbol	JBAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 6,613,213,996
Holdings Count | Holding	1,127
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113485 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R2
Trading Symbol	JBATX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 6,613,213,996
Holdings Count | Holding	1,127
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001791 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	SVBIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 6,613,213,996
Holdings Count | Holding	1,127
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001790 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	SVBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Net Assets	$ 6,613,213,996
Holdings Count | Holding	1,127
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001788 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	SVBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 6,613,213,996
Holdings Count | Holding	1,127
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,613,213,996
Total number of portfolio holdings	1,127
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	60.1%
Corporate bonds	15.9%
U.S. Government Agency	12.3%
U.S. Government	5.2%
Asset-backed securities	2.2%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Foreign government obligations	0.1%
Preferred securities	0.1%
Short-term investments and other	1.7%

Sector Composition
Information technology	19.3%
U.S. Government Agency	12.3%
Financials	10.4%
Consumer discretionary	8.3%
Industrials	7.6%
Health care	7.4%
Communication services	6.5%
Energy	5.9%
U.S. Government	5.2%
Consumer staples	4.0%
Other	13.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000142607 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class A
Trading Symbol	JDIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 6,651,605,514
Holdings Count | Holding	91
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

C000142609 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class C
Trading Symbol	JDICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$96	1.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.83%
Net Assets	$ 6,651,605,514
Holdings Count | Holding	91
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

C000142610 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class I
Trading Symbol	JDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 6,651,605,514
Holdings Count | Holding	91
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

C000142611 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class NAV
Trading Symbol	JDIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 6,651,605,514
Holdings Count | Holding	91
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

C000142613 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R2
Trading Symbol	JDISX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$64	1.22%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%
Net Assets	$ 6,651,605,514
Holdings Count | Holding	91
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

C000142615 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R4
Trading Symbol	JDITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 6,651,605,514
Holdings Count | Holding	91
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

C000142608 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R6
Trading Symbol	JDIUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 6,651,605,514
Holdings Count | Holding	91
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,651,605,514
Total number of portfolio holdings	91
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

Sector Composition
Financials	22.4%
Industrials	15.5%
Health care	13.3%
Materials	10.0%
Information technology	7.6%
Energy	7.4%
Consumer discretionary	7.0%
Communication services	6.1%
Consumer staples	5.0%
Utilities	1.6%
Short-term investments and other	4.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.8%
Danske Bank A/S	2.4%
Euronext NV	2.4%
Shell PLC	2.1%
The Weir Group PLC	2.1%
Roche Holding AG	2.1%
Vallourec SACA	2.0%
Sanofi SA	2.0%
AstraZeneca PLC	1.9%
ABN AMRO Bank NV	1.8%

C000156920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 1,471,759,057
Holdings Count | Holding	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

C000156919 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	JEMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$61	1.15%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Net Assets	$ 1,471,759,057
Holdings Count | Holding	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

C000156918 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	JEMKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$74	1.40%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%
Net Assets	$ 1,471,759,057
Holdings Count | Holding	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

C000156917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 1,471,759,057
Holdings Count | Holding	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

C000156916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEMMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$54	1.01%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
Net Assets	$ 1,471,759,057
Holdings Count | Holding	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

C000156915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEMZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$107	2.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.01%
Net Assets	$ 1,471,759,057
Holdings Count | Holding	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

C000156914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEMQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$70	1.31%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%
Net Assets	$ 1,471,759,057
Holdings Count | Holding	56
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,471,759,057
Total number of portfolio holdings	56
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

Sector Composition
Information technology	43.4%
Financials	16.0%
Industrials	13.3%
Consumer discretionary	9.5%
Consumer staples	5.4%
Communication services	5.3%
Health care	2.3%
Materials	1.8%
Short-term investments and other	3.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	13.7%
Samsung Electronics Company, Ltd.	10.5%
Tencent Holdings, Ltd.	5.3%
SK Hynix, Inc.	4.7%
eMemory Technology, Inc.	3.5%
MediaTek, Inc.	3.1%
Contemporary Amperex Technology Company, Ltd., Class A	2.6%
Alibaba Group Holding, Ltd.	2.5%
KEI Industries, Ltd.	2.4%
NAURA Technology Group Company, Ltd., Class A	2.4%

C000213578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class A
Trading Symbol	JDJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 915,672,175
Holdings Count | Holding	104
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213579 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class C
Trading Symbol	JDJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$121	2.38%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.38%
Net Assets	$ 915,672,175
Holdings Count | Holding	104
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213580 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class I
Trading Symbol	JDJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$70	1.38%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%
Net Assets	$ 915,672,175
Holdings Count | Holding	104
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Net Assets	$ 915,672,175
Holdings Count | Holding	104
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class R6
Trading Symbol	JDJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Net Assets	$ 915,672,175
Holdings Count | Holding	104
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$915,672,175
Total number of portfolio holdings	104
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Equity	43.0%
Energy	10.6%
Precious Metals	4.6%
Base Metals	1.3%
Currency	-0.1%
Ags/Softs	-0.6%
Long Term/Intermediate Rates	-10.5%
Short Term Rates	-186.6%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.